Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

April 4, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
PIA BBB Bond Fund (S000005064)
PIA MBS Bond Fund (S000005067)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the PIA BBB Bond Fund a series of the Trust, hereby certifies that the forms of Prospectus and Statement of Additional Information and the form of Statement of Additional Information for the PIA MBS Bond Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 30, 2011, and filed electronically as Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A (Accession No. 0000894189-11-001216).

Pursuant to Rule 497(c) a separate filing for a definitive form of Prospectus for the PIA MBS Bond Fund and a definitive form of Prospectus and Statement of Additional Information for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund will be filed under separate cover.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC